Consolidated Balance Sheets - USD ($)	Mar. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Current Assets
Cash	$ 272,208	$ 325,392	$ 340,447
Accounts receivable	215,605	222,358	279,824
Inventory	161,802	178,814	213,143
Insurance claim			300,000
Prepaid expense	18,789	11,000	20,865
Total Current Assets	668,404	737,564	1,154,279
Fixed Assets
Equipment net of depreciation	458,894	469,039	177,591
Total Fixed Assets	458,894	469,039	177,591
Other Assets
Deposits	135,000	135,000	221,000
Deferred tax assets	9,341	8,750	87,942
Total Other Assets	144,341	143,750	308,942
Total Assets	1,271,639	1,350,353	1,640,812
Current Liabilities
Accounts payable	198,427	171,081	250,074
Accrued expense			23,591
Accrued interest	10,280	7,754	1,579
Accrued salary	925	4,730
Refundable deposits	120,782	107,574	120,613
Current deferred tax liability		8,750	87,942
Lease payable			26,670
Auto loan - current portion	4,672	4,672
Notes payable - current portion	75,199	75,199	7,941
Notes payable to related party	108,000	108,000	18,000
Total Current Liabilities	518,285	487,760	536,410
Long Term Liabilities
Auto loan- long term portion	4,251	5,419
Notes payable - long term portion	87,893	106,693
Convertible notes payable to related party	100,000	100,000	100,000
Deferred tax liability	9,341
Total Liabilities	719,770	699,872	636,410
Stockholders' Equity
Preferred Stock, authorized 10,000,000 shares, series A, $0.0001 par value,0 issued and outstanding as of March 31, 2015 and 0 issued and outstanding as of December 31, 2014 respectively
Common Stock, authorized 100,000,000 shares, $0.0001 par value, 4,558,463 issued and outstanding as of March 31, 2016 and 4,469,863 shares issued and outstanding as of December 31, 2015, respectively	456	447	488
Additional Paid in Capital	2,088,736	2,084,345	2,084,304
Accumulated Deficit	(1,537,323)	(1,434,311)	(1,080,390)
Total Stockholders' Equity	551,869	650,481	1,004,402
Total Liabilities and Stockholders' Equity	$ 1,271,639	$ 1,350,353	$ 1,640,812